Schedule of Investments(a)
Invesco QQQ TrustSM, Series 1 (QQQ)
December 31, 2025
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Aerospace & Defense-0.25%
Axon Enterprise, Inc.(b)	1,772,860	$1,006,860,380
Automobiles-3.97%
Tesla, Inc.(b)	35,999,360	16,189,632,179
Beverages-1.93%
Coca-Cola Europacific Partners PLC (United Kingdom)	10,293,997	933,665,528
Keurig Dr Pepper, Inc.	30,522,242	854,927,998
Monster Beverage Corp.(b)	21,949,971	1,682,904,277
PepsiCo, Inc.	30,718,992	4,408,789,732
		7,880,287,535
Biotechnology-3.38%
Alnylam Pharmaceuticals, Inc.(b)	2,968,143	1,180,282,064
Amgen, Inc.	12,097,626	3,959,673,966
Gilead Sciences, Inc.	27,873,467	3,421,189,340
Insmed, Inc.(b)	4,791,481	833,909,353
Regeneron Pharmaceuticals, Inc.	2,320,391	1,791,040,201
Vertex Pharmaceuticals, Inc.(b)	5,700,061	2,584,179,655
		13,770,274,579
Broadline Retail-5.90%
Amazon.com, Inc.(b)	86,996,029	20,080,423,414
MercadoLibre, Inc. (Brazil)(b)	1,138,994	2,294,230,054
PDD Holdings, Inc., ADR (China)(b)	15,005,767	1,701,503,920
		24,076,157,388
Chemicals-1.10%
Linde PLC	10,490,573	4,473,075,422
Commercial Services & Supplies-0.62%
Cintas Corp.	9,028,421	1,697,975,137
Copart, Inc.(b)	21,747,710	851,422,847
		2,549,397,984
Communications Equipment-1.68%
Cisco Systems, Inc.	88,766,236	6,837,663,159
Construction & Engineering-0.26%
Ferrovial SE	16,484,771	1,065,081,054
Consumer Staples Distribution & Retail-2.11%
Costco Wholesale Corp.	9,956,568	8,585,946,849
Electric Utilities-1.43%
American Electric Power Co., Inc.	11,999,114	1,383,617,835
Constellation Energy Corp.	7,015,935	2,478,519,358
Exelon Corp.	22,697,452	989,381,933
Xcel Energy, Inc.	13,289,684	981,576,060
		5,833,095,186
Energy Equipment & Services-0.25%
Baker Hughes Co., Class A	22,169,111	1,009,581,315
Entertainment-3.12%
Electronic Arts, Inc.	5,618,904	1,148,110,654
Netflix, Inc.(b)	95,196,792	8,925,651,218
Take-Two Interactive Software, Inc.(b)	4,151,326	1,062,863,996
Warner Bros. Discovery, Inc.(b)	55,670,756	1,604,431,188
		12,741,057,056
Financial Services-0.30%
PayPal Holdings, Inc.	21,020,555	1,227,180,001
Food Products-0.54%
Kraft Heinz Co. (The)	26,592,312	644,863,566
Mondelez International, Inc., Class A	28,989,565	1,560,508,284
		2,205,371,850
	Shares	Value
Ground Transportation-0.55%
CSX Corp.	41,835,197	$1,516,525,891
Old Dominion Freight Line, Inc.	4,697,688	736,597,479
		2,253,123,370
Health Care Equipment & Supplies-1.75%
Dexcom, Inc.(b)	8,762,189	581,546,484
GE HealthCare Technologies, Inc.	10,233,864	839,381,525
IDEXX Laboratories, Inc.(b)	1,793,959	1,213,667,082
Intuitive Surgical, Inc.(b)	7,964,187	4,510,596,950
		7,145,192,041
Hotels, Restaurants & Leisure-2.76%
Airbnb, Inc., Class A(b)	9,554,774	1,296,773,927
Booking Holdings, Inc.	724,206	3,878,362,118
DoorDash, Inc., Class A(b)	9,128,879	2,067,508,516
Marriott International, Inc., Class A	6,028,826	1,870,382,978
Starbucks Corp.	25,546,313	2,151,255,018
		11,264,282,557
Industrial Conglomerates-0.68%
Honeywell International, Inc.	14,263,468	2,782,659,972
Interactive Media & Services-10.89%
Alphabet, Inc., Class A	47,346,309	14,819,394,717
Alphabet, Inc., Class C	44,001,659	13,807,720,594
Meta Platforms, Inc., Class A	23,899,721	15,775,966,835
		44,403,082,146
IT Services-1.30%
Cognizant Technology Solutions Corp., Class A	10,843,268	899,991,244
Shopify, Inc., Class A (Canada)(b)	27,467,277	4,421,407,579
		5,321,398,823
Machinery-0.32%
PACCAR, Inc.	11,799,387	1,292,150,870
Media-0.75%
Charter Communications, Inc., Class A(b)	2,907,356	606,910,565
Comcast Corp., Class A	81,652,382	2,440,589,698
		3,047,500,263
Oil, Gas & Consumable Fuels-0.24%
Diamondback Energy, Inc.	6,437,192	967,703,073
Pharmaceuticals-0.30%
AstraZeneca PLC, ADR (United Kingdom)	13,114,038	1,205,573,513
Professional Services-1.29%
Automatic Data Processing, Inc.	9,086,406	2,337,296,215
Paychex, Inc.	8,085,453	907,026,118
Thomson Reuters Corp. (Canada)	9,993,949	1,318,101,934
Verisk Analytics, Inc.	3,131,202	700,418,575
		5,262,842,842
Real Estate Management & Development-0.16%
CoStar Group, Inc.(b)	9,521,685	640,238,099
Semiconductors & Semiconductor Equipment-24.51%
Advanced Micro Devices, Inc.(b)	36,575,989	7,833,113,804
Analog Devices, Inc.	11,000,713	2,983,393,366
Applied Materials, Inc.	17,897,535	4,599,487,520
ARM Holdings PLC, ADR(b)	3,108,243	339,762,042
ASML Holding N.V., New York Shares (Netherlands)	1,970,974	2,108,666,244
Broadcom, Inc.	38,430,230	13,300,702,603
See accompanying notes which are an integral part of this schedule.

Invesco QQQ TrustSM, Series 1 (QQQ)—(continued)
December 31, 2025
(Unaudited)
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
Intel Corp.(b)	107,163,961	$3,954,350,161
KLA Corp.	2,951,832	3,586,712,026
Lam Research Corp.	28,218,335	4,830,414,585
Marvell Technology, Inc.	19,368,143	1,645,904,792
Microchip Technology, Inc.	12,141,843	773,678,236
Micron Technology, Inc.	25,282,320	7,215,826,951
Monolithic Power Systems, Inc.	1,076,291	975,507,111
NVIDIA Corp.	197,751,208	36,880,600,292
NXP Semiconductors N.V. (Netherlands)	5,654,213	1,227,303,474
QUALCOMM, Inc.	24,061,278	4,115,681,602
Texas Instruments, Inc.	20,413,414	3,541,523,195
		99,912,628,004
Software-16.69%
Adobe, Inc.(b)	9,404,337	3,291,423,907
AppLovin Corp., Class A(b)	6,910,612	4,656,508,578
Atlassian Corp., Class A(b)	3,775,222	612,114,495
Autodesk, Inc.(b)	4,762,881	1,409,860,405
Cadence Design Systems, Inc.(b)	6,115,386	1,911,547,356
CrowdStrike Holdings, Inc., Class A(b)	5,638,066	2,642,899,818
Datadog, Inc., Class A(b)	7,311,541	994,296,461
Fortinet, Inc.(b)	16,706,925	1,326,696,914
Intuit, Inc.	6,251,808	4,141,322,655
Microsoft Corp.	60,484,060	29,251,301,097
Palantir Technologies, Inc., Class A(b)	51,320,458	9,122,211,409
Palo Alto Networks, Inc.(b)	15,658,909	2,884,371,038
	Shares	Value
Software-(continued)
Roper Technologies, Inc.	2,418,210	$1,076,417,817
Strategy, Inc., Class A(b)	6,014,490	913,901,756
Synopsys, Inc.(b)	4,173,021	1,960,151,424
Workday, Inc., Class A(b)	4,785,251	1,027,776,210
Zscaler, Inc.(b)	3,582,744	805,830,780
		68,028,632,120
Specialty Retail-0.75%
O’Reilly Automotive, Inc.(b)	18,963,804	1,729,688,563
Ross Stores, Inc.	7,306,571	1,316,205,700
		3,045,894,263
Technology Hardware, Storage & Peripherals-8.67%
Apple, Inc.	120,248,718	32,690,816,475
Seagate Technology Holdings PLC	4,797,794	1,321,264,490
Western Digital Corp.	7,681,255	1,323,249,799
		35,335,330,764
Trading Companies & Distributors-0.25%
Fastenal Co.	25,792,082	1,035,036,251
Wireless Telecommunication Services-1.25%
T-Mobile US, Inc.	25,128,669	5,102,124,954
TOTAL INVESTMENTS IN SECURITIES-99.95% (Cost $400,010,249,836)		407,496,055,862
OTHER ASSETS LESS LIABILITIES-0.05%		197,617,601
NET ASSETS-100.00%		$407,693,673,463

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedule of Portfolio Holdings
December 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of December 31, 2025, all of the securities in the Trust were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.